Share-Based Compensation (Details) - Schedule of Fair Value of Option Granted Was Estimated on the Date of Grant Using the Binominal Option- Pricing Model - 2020 Plan [Member] - ¥ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2020	Dec. 31, 2019
Share-Based Compensation (Details) - Schedule of Fair Value of Option Granted Was Estimated on the Date of Grant Using the Binominal Option- Pricing Model [Line Items]
Risk-free interest rate	3.54%	1.74%		1.80%
Volatility	102.39%	109.99%		37.34%
Dividend yield
Life of options (in years)	10 years	10 years	10 years	10 years
Fair value of underlying ordinary shares* (in Yuan Renminbi per share)	¥ 0.65	¥ 81.59	¥ 689.4	¥ 830.2
Minimum [Member]
Share-Based Compensation (Details) - Schedule of Fair Value of Option Granted Was Estimated on the Date of Grant Using the Binominal Option- Pricing Model [Line Items]
Risk-free interest rate			0.66%
Volatility			22.67%
Maximum [Member]
Share-Based Compensation (Details) - Schedule of Fair Value of Option Granted Was Estimated on the Date of Grant Using the Binominal Option- Pricing Model [Line Items]
Risk-free interest rate			0.71%
Volatility			35.44%